Segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment information
Revenues	$ 520,548	$ 398,331	$ 314,596
Revenues. | Customers | External customers with individual turnover over 10%
Segment information
Concentration of risk (as a percent)	10.00%
Revenues	$ 293,761	206,253	147,961
Revenues. | Customers | External customers with individual turnover over 5%
Segment information
Concentration of risk (as a percent)	5.00%
Revenues	$ 333,404	$ 269,021	$ 219,329